Interest in Associates - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Other comprehensive income	¥ 0	¥ 1	¥ (5)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates	2,588	2,637	2,449
Aggregate amounts of the Group's share of: (Loss)/profit from continuing operations	(13)	9	(776)
Other comprehensive income	0	1	(5)
Total comprehensive income	¥ (13)	¥ 10	¥ (781)